LEASES - (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) lease	Dec. 31, 2023 USD ($) lease	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2019
Number of operating lease | lease		4	7
Weighted average remaining lease term		3 years 8 months 12 days	4 years 6 months
Weighted average discount rates		3.99%	4.02%
Variable lease costs		$ 0	$ 0	$ 0
Rent expenses		$ 1,200	$ 1,100	$ 1,300
CHINA | Office Space Lease
Term of lease contract		3 years
Weighted average discount rates		3.85%
CASI Wuxi
Term of lease contract							50 years
Prepaid lease payments for the land use right					¥ 45,000	$ 6,500
Land use right returned to extinguish the lease | ¥	¥ 44,420